Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, current		¥ 12,500
Total derivatives, current	¥ 5,605	4,058
Total current assets	5,605	16,558
Total equity securities, non-current	1,073,390	1,007,629
Total non-current assets	1,073,390	1,007,629
Total assets	1,078,995	1,024,187
Current derivative liabilities	950	2,933
Total current liabilities	950	2,933
Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	5,605	4,058
Current derivative liabilities	950	2,933
Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, current		12,500
Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, non-current	1,073,390	1,007,629
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, non-current	1,073,390	1,007,629
Total non-current assets	1,073,390	1,007,629
Total assets	1,073,390	1,007,629
Level 1 | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, non-current	1,073,390	1,007,629
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, current		12,500
Total derivatives, current	5,605	4,058
Total current assets	5,605	16,558
Total assets	5,605	16,558
Current derivative liabilities	950	2,933
Total current liabilities	950	2,933
Level 2 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	5,605	4,058
Current derivative liabilities	¥ 950	2,933
Level 2 | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, current		¥ 12,500